Related party transactions - Outstanding Balances Of Remunerations Of Directors (Details) - USD ($)	Oct. 31, 2022	Oct. 31, 2021
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions	$ 1,430,161	$ 771,255
Accounts Payable And Accrued Liabilities
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions	$ 1,430,161	$ 771,255